Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Federal and state deferred tax assets	$ 21,200,000
Unrecognized tax benefits		$ 57,000
Interest and penalties	0	0
Effective tax rate	0	0
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Income tax expense	2,000
Net operating loss	48,300,000	1,900,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax credit carry forward	0
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Income tax expense	0
Net operating loss	300,000
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Net operating loss	74,200,000	$ 25,900,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax credit carry forward	$ 57,000